Segment information - Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment information
Net profit (loss) for the year	€ 7,716	€ 13,406	€ 6,695
Income taxes	(429)	733	78
Financial income	(3,968)	(7,677)	(5,019)
Financial expenses	5,616	2,969	3,865
Operating (loss)/ profit	8,936	9,432	5,619
Impairments	0	0	4,228
Other operating income (expense)	(2,901)	(2,350)	(3,077)
Corporate headquarter costs	12,048	10,254	10,464
Corporate research and development	3,949	3,681	2,785
Depreciation and amortization	21,785	21,742	21,511
Segment acquisition related expenses	0	24	0
Segment restructuring and reorganizations	400	0	0
Segment Adjusted EBITDA	44,217	42,784	41,530
Segment depreciation and amortization	(21,074)	(21,006)	(20,717)
Segment Adjusted EBIT	€ 23,143	€ 21,778	€ 20,813